UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-02538

Touchstone Investment Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code:  800-638-8194

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

March 31, 2016
(Unaudited)

Semi-Annual Report

Touchstone Investment Trust

Touchstone Active Bond Fund

Touchstone High Yield Fund

This report identifies the Funds’ investments on March 31, 2016. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments

March 31, 2016 (Unaudited)

The tables below provide each Fund’s credit quality allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Active Bond Fund
Credit Quality* (% of Investment Securities)
AAA/Aaa	39.6%
AA/Aa	2.6
A/A	9.0
BBB/Baa	27.2
BB/Ba	8.1
B/B	4.0
CCC	1.4
Not Rated	8.1
Total	100.0%

Touchstone High Yield Fund
Credit Quality* (% of Investment Securities)
BBB/Baa	7.5%
BB/Ba	57.0
B/B	32.4
CCC	1.4
Not Rated	1.7
Total	100.0%

*	Credit quality ratings are from Standard & Poor’s (“S&P”) and Moody’s Investors Service (“Moody’s”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

3

Portfolio of Investments

Touchstone Active Bond Fund – March 31, 2016 (Unaudited)

Principal		Market
Amount		Value
	Corporate Bonds — 45.4%

	Financials — 13.6%
$504,000	AerCap Ireland Capital Ltd./ AerCap
	Global Aviation Trust (Ireland),
	4.500%, 5/15/21	$515,022
290,000	Ally Financial, Inc., 8.000%, 11/1/31	334,950
630,000	Bank of America Corp.,
	6.100%,12/29/49(A)	620,550
550,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	550,834
354,000	Bank of Nova Scotia (The) (Canada),
	4.500%, 12/16/25	353,410
370,000	Barclays PLC (United Kingdom),
	3.250%, 1/12/21	368,415
280,000	Boston Properties LP REIT,
	3.850%, 2/1/23	294,777
384,000	Branch Banking &Trust Co.,
	3.625%, 9/16/25	402,222
575,000	Capital One NA, 1.650%, 2/5/18	570,858
335,000	Chubb INA Holdings, Inc.,
	4.350%, 11/3/45	365,087
102,000	CIT Group, Inc., 5.000%, 8/15/22	103,211
250,000	Citigroup, Inc., 3.300%, 4/27/25	250,628
630,000	Citigroup, Inc., 5.350%, 4/29/49(A)	581,175
58,000	Citigroup, Inc., 6.125%, 12/29/49(A)	58,143
49,000	Credit Acceptance Corp., 144a,
	7.375%, 3/15/23	46,672
250,000	Credit Suisse Group Funding
	Guernsey Ltd. (Guernsey),
	2.750%, 3/26/20	246,710
250,000	Crown Castle International Corp. REIT,
	4.450%, 2/15/26	259,937
20,000	ESH Hospitality, Inc. REIT,144a,
	5.250%, 5/1/25	19,450
380,000	Fifth Third Bancorp, 2.875%, 7/27/20	385,297
34,000	First Cash Financial Services, Inc.,
	6.750%, 4/1/21	32,725
445,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	445,794
348,000	GE Capital International Funding Co.
	(Ireland), 144a, 0.964%, 4/15/16	348,019
232,000	GE Capital International Funding Co.
	(Ireland), 144a, 4.418%, 11/15/35	252,043
495,000	General Motors Financial Co., Inc.,
	3.200%, 7/13/20	493,893
33,000	General Motors Financial Co., Inc.,
	4.200%, 3/1/21	34,085
155,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	174,472
55,000	Goldman Sachs Group, Inc. (The),
	5.375%,12/31/49(A)	53,207
420,000	Huntington National Bank (The),
	2.200%, 11/6/18	420,687
145,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	151,225
630,000	JPMorgan Chase & Co.,
	5.150%,12/29/49(A)	604,926
30,000	JPMorgan Chase & Co.,
	5.300%,12/29/49(A)	30,075
265,000	JPMorgan Chase & Co.,
	6.000%, 1/15/18	285,393
60,000	MetLife, Inc., 5.250%,12/29/49(A)	57,338
175,000	Morgan Stanley, 3.950%, 4/23/27	175,185
630,000	Morgan Stanley, 5.450%, 7/29/49(A)	595,350
360,000	Navient Corp. MTN, 6.125%, 3/25/24	309,600
400,000	Omega Healthcare Investors, Inc. REIT,
	4.950%, 4/1/24	407,394
137,000	PHH Corp., 6.375%, 8/15/21	120,902
250,000	PNC Bank NA, 2.700%, 11/1/22	248,272
360,000	Prudential Financial, Inc.,
	5.625%, 6/15/43(A)	366,660
28,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	27,160
330,000	Simon Property Group LP, REIT,
	2.750%, 2/1/23	333,839
285,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	366,859
47,000	Vereit Operating Partnership LP REIT,
	4.600%, 2/6/24	46,765
375,000	Vornado Realty LP REIT,
	5.000%, 1/15/22	406,492
580,000	Wells Fargo & Co., 5.900%, 12/12/49(A)	587,794
250,000	Wells Fargo & Co. MTN,
	3.000%, 2/19/25	252,030
175,000	Welltower, Inc. REIT, 6.125%, 4/15/20	197,315
		14,152,847

	Consumer Discretionary — 7.7%
28,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a, 4.625%, 1/15/22	28,490
6,000	American Builders & Contractors
	Supply Co., Inc., 144a,
	5.750%, 12/15/23	6,240
320,000	Anheuser-Busch InBev Finance, Inc.,
	2.650%, 2/1/21	328,828
306,000	Anheuser-Busch InBev Finance, Inc.,
	4.900%, 2/1/46	341,974
490,000	AutoNation, Inc., 5.500%, 2/1/20	532,774
43,000	Belo Corp., 7.250%, 9/15/27	43,000
14,000	Cable One, Inc., 144a, 5.750%, 6/15/22	14,210
70,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	58,975
425,000	CBS Corp., 4.900%, 8/15/44	412,773
504,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	530,460
264,000	CCO Safari II LLC, 144a,
	6.484%, 10/23/45	293,760

4

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 45.4% (Continued)

	Consumer Discretionary — (Continued)
$29,000	CCOH Safari LLC, 144a,
	5.750%, 2/15/26	$30,015
504,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	498,960
18,000	Churchill Downs, Inc., 144a,
	5.375%, 12/15/21	18,540
50,000	Cimpress N.V. (Netherlands), 144a,
	7.000%, 4/1/22	49,500
31,000	CSC Holdings LLC, 8.625%, 2/15/19	34,100
436,000	Delphi Automotive PLC (Jersey),
	3.150%, 11/19/20	445,136
504,000	DISH DBS Corp., 6.750%, 6/1/21	520,380
387,000	Dollar General Corp., 3.250%, 4/15/23	390,586
40,000	DR Horton, Inc., 4.375%, 9/15/22	40,100
12,000	DR Horton, Inc., 4.750%, 2/15/23	12,180
156,000	Ford Motor Co., 4.750%, 1/15/43	156,511
475,000	Forest Laboratories LLC, 144a,
	5.000%, 12/15/21	530,301
220,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	290,966
216,000	Imperial Brands Finance PLC (United
	Kingdom), 144a, 3.500%, 2/11/23	218,709
21,000	International Game Technology PLC
	(United Kingdom), 144a,
	5.625%, 2/15/20	21,788
12,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	12,208
21,000	Jarden Corp., 144a, 5.000%, 11/15/23	21,998
10,000	Lennar Corp., 4.750%, 11/15/22	10,025
42,000	Lennar Corp., 4.750%, 5/30/25	41,265
12,000	Lennar Corp., 4.875%, 12/15/23	12,000
29,000	M/I Homes, Inc., 6.750%, 1/15/21	28,492
14,000	Match Group, Inc., 144a,
	6.750%, 12/15/22	14,192
305,000	McDonald’s Corp., 2.750%, 12/9/20	315,897
37,000	MDC Partners, Inc. (Canada), 144a,
	6.500%, 5/1/24	37,786
180,000	Mylan NV (Netherlands), 144a,
	3.000%, 12/15/18	182,470
35,000	NCL Corp. Ltd. (Bermuda), 144a,
	4.625%, 11/15/20	35,175
318,000	Newell Rubbermaid, Inc.,
	2.875%, 12/1/19	321,477
33,000	Newell Rubbermaid, Inc.,
	4.000%, 12/1/24	33,684
188,000	Newell Rubbermaid, Inc.,
	4.200%, 4/1/26	196,656
16,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	15,880
2,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	2,045
32,000	PulteGroup, Inc., 5.500%, 3/1/26	32,920
31,000	Quad/Graphics, Inc., 7.000%, 5/1/22	25,730
20,000	Sabre GLBL, Inc., 144a,
	5.250%, 11/15/23	20,348
35,000	Sabre GLBL, Inc., 144a,
	5.375%, 4/15/23	35,919
400,000	Scripps Networks Interactive, Inc.,
	2.750%, 11/15/19	401,864
8,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	8,250
10,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	10,175
42,000	Sirius XM Radio, Inc., 144a,
	5.750%, 8/1/21	43,942
22,000	Sirius XM Radio, Inc., 144a,
	6.000%, 7/15/24	23,155
32,000	Spectrum Brands, Inc.,
	5.750%, 7/15/25	34,000
38,000	Taylor Morrison Communities, Inc. /
	Monarch Communities, Inc., 144a,
	5.250%, 4/15/21	37,240
90,000	TimeWarner Cable, Inc.,
	4.500%, 9/15/42	79,894
42,000	Toll Brothers Finance Corp.,
	4.875%, 11/15/25	41,580
10,000	Vista Outdoor, Inc., 144a,
	5.875%, 10/1/23	10,475
65,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	66,300
28,000	ZF North America Capital, Inc., 144a,
	4.750%, 4/29/25	27,860
		8,030,158

	Energy — 4.5%
32,000	Antero Resources Corp.,
	5.375%, 11/1/21	29,600
500,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	421,918
200,000	Buckeye Partners LP, 4.150%, 7/1/23	180,305
475,000	Cenovus Energy, Inc. (Canada),
	6.750%, 11/15/39	454,786
59,000	Continental Resources, Inc. OK,
	5.000%, 9/15/22	50,851
26,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	22,374
380,000	Exxon Mobil Corp., 2.222%, 3/1/21	386,727
208,000	FTS International, Inc., 6.250%, 5/1/22	22,880
12,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	10,560
108,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.750%, 8/1/22	99,900
494,000	Halliburton Co., 3.375%, 11/15/22	502,728
260,000	Hess Corp., 5.600%, 2/15/41	230,952
19,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 5.000%, 12/1/24	16,008
575,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	520,942
440,000	Marathon Oil Corp., 2.800%, 11/1/22	358,308

5

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 45.4% (Continued)

	Energy — (Continued)
$71,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	$42,866
390,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	350,025
29,000	MPLX LP, 144a, 4.875%, 6/1/25	26,443
215,000	Nabors Industries, Inc.,
	5.000%, 9/15/20	185,813
285,000	Petroleos Mexicanos (Mexico), 144a,
	4.500%, 1/23/26	265,478
45,000	Precision Drilling Corp. (Canada),
	5.250%, 11/15/24	31,838
45,000	Range Resources Corp.,
	5.000%, 8/15/22	38,812
16,000	Range Resources Corp.,
	5.750%, 6/1/21	14,120
48,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 11/15/23	31,200
36,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.,
	7.500%, 7/1/21	28,260
186,000	Sunoco Logistics Partners Operations
	LP, 5.950%, 12/1/25	186,872
106,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	76,320
58,000	Unit Corp., 6.625%, 5/15/21	29,145
59,000	Weatherford International Ltd.
	(Bermuda), 5.125%, 9/15/20	50,445
		4,666,476

	Telecommunication Services — 3.8%
59,000	Altice Financing SA (Luxemburg),
	144a, 6.625%, 2/15/23	59,148
23,000	AMC Networks, Inc., 5.000%, 4/1/24	23,086
225,000	AT&T, Inc., 3.900%, 3/11/24	237,459
90,000	AT&T, Inc., 4.350%, 6/15/45	82,449
360,000	AT&T, Inc., 4.500%, 5/15/35	354,995
325,000	CenturyLink, Inc., 5.150%, 6/15/17	331,500
8,000	CenturyLink, Inc., 5.800%, 3/15/22	7,697
2,000	CenturyLink, Inc., 6.450%, 6/15/21	2,026
15,000	CommScope, Inc., 144a,
	5.000%, 6/15/21	15,112
16,000	Discovery Communications LLC,
	3.250%, 4/1/23	15,250
14,000	Discovery Communications LLC,
	3.300%, 5/15/22	13,800
500,000	Discovery Communications LLC,
	3.450%, 3/15/25	471,992
31,000	Discovery Communications LLC,
	4.900%, 3/11/26	31,962
245,000	Frontier Communications Corp.,
	6.875%, 1/15/25	206,872
10,000	Frontier Communications Corp., 144a,
	10.500%, 9/15/22	10,250
188,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	121,260
60,000	Neptune Finco Corp., 144a,
	10.125%, 1/15/23	64,200
375,000	Qwest Corp., 6.750%, 12/1/21	403,125
181,000	Sprint Communications, Inc.,
	6.000%, 11/15/22	132,356
7,000	Telecom Italia Capital SA
	(Luxembourg), 7.175%, 6/18/19	7,875
504,000	T-Mobile USA, Inc., 6.731%, 4/28/22	526,579
107,000	Univision Communications, Inc., 144a,
	6.750%, 9/15/22	113,420
425,000	Verizon Communications, Inc.,
	4.672%, 3/15/55	408,000
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	321,642
6,000	ViaSat, Inc., 6.875%, 6/15/20	6,232
		3,968,287

	Consumer Staples — 3.3%
22,000	B&G Foods, Inc., 4.625%, 6/1/21	22,275
20,000	Constellation Brands, Inc.,
	4.750%, 12/1/25	20,700
150,000	Cott Beverages, Inc., 5.375%, 7/1/22	152,250
5,000	Cott Beverages, Inc., 6.750%, 1/1/20	5,250
520,000	CVS Health Corp., 3.875%, 7/20/25	561,145
31,000	Darling Ingredients, Inc.,
	5.375%, 1/15/22	31,717
6,000	Dollar Tree, Inc., 144a, 5.250%, 3/1/20	6,278
15,000	Dollar Tree, Inc., 144a, 5.750%, 3/1/23	15,900
108,000	JBS USA LLC /JBS USA Finance, Inc.,
	144a, 5.750%, 6/15/25	94,500
515,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	657,939
500,000	Kroger Co. (The), 5.000%, 4/15/42	566,560
427,000	Mead Johnson Nutrition Co.,
	3.000%, 11/15/20	438,791
402,000	Post Holdings, Inc., 7.375%, 2/15/22	425,115
440,000	Sysco Corp., 2.500%, 7/15/21	445,111
7,000	TreeHouse Foods, Inc.,
	4.875%, 3/15/22	7,158
14,000	TreeHouse Foods, Inc., 144a,
	6.000%, 2/15/24	14,840
		3,465,529

	Information Technology — 3.2%
313,000	Apple, Inc., 4.650%, 2/23/46	341,688
17,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	17,170
4,000	CDW LLC / CDW Finance Corp.,
	6.000%, 8/15/22	4,227
384,000	eBay, Inc., 2.500%, 3/9/18	390,228
432,000	Electronic Arts, Inc., 3.700%, 3/1/21	449,081
31,000	Electronic Arts, Inc., 4.800%, 3/1/26	31,872
470,000	Fidelity National Information Services,
	Inc., 3.625%, 10/15/20	485,757
29,000	First Data Corp., 144a, 5.000%, 1/15/24	29,036
30,000	First Data Corp., 144a, 5.375%, 8/15/23	30,750

6

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 45.4% (Continued)

	Information Technology — (Continued)
$440,000	Hewlett Packard Enterprise Co., 144a,
	2.450%, 10/5/17	$442,873
55,000	IHS, Inc., 5.000%, 11/1/22	56,994
353,000	International Business Machines Corp.,
	3.450%, 2/19/26	370,542
190,000	Microsoft Corp., 3.500%, 2/12/35	186,074
425,000	QUALCOMM, Inc., 3.450%, 5/20/25	439,868
		3,276,160

	Industrials — 3.1%
122,000	AECOM Global II LLC / URS Fox US LP,
	3.850%, 4/1/17	121,533
250,000	Air Lease Corp., 5.625%, 4/1/17	256,855
9,000	Allegion PLC (Ireland),
	5.875%, 9/15/23	9,472
37,000	Anixter, Inc., 144a, 5.500%, 3/1/23	37,462
186,000	Aviation Capital Group Corp., 144a,
	2.875%, 9/17/18	186,759
190,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	235,003
400,000	FedEx Corp., 5.100%, 1/15/44	445,632
83,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	49,800
5,000	Huntington Ingalls Industries, Inc.,
	144a, 5.000%, 11/15/25	5,231
80,000	Hutchison Whampoa International
	09/19 Ltd. (Cayman Islands), 144a,
	5.750%, 9/11/19	89,657
9,000	Joy Global, Inc., 5.125%, 10/15/21	7,656
57,000	KLX, Inc., 144a, 5.875%, 12/1/22	56,715
322,000	Masco Corp., 4.375%, 4/1/26	327,831
252,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	90,720
20,000	Orbital ATK, Inc., 5.250%, 10/1/21	20,750
31,000	Orbital ATK, Inc., 144a,
	5.500%, 10/1/23	32,550
430,000	Roper Technologies, Inc.,
	3.000%, 12/15/20	439,342
299,000	SBA Tower Trust, 144a,
	2.898%, 10/15/19	300,415
352,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	374,880
158,000	XPO CNW, Inc., 6.700%, 5/1/34	110,600
		3,198,863

	Health Care — 2.6%
195,000	Actavis Funding SCS (Luxembourg),
	3.800%, 3/15/25	202,945
380,000	Celgene Corp., 2.875%, 8/15/20	391,384
61,000	Centene Escrow Corp., 144a,
	5.625%, 2/15/21	63,592
386,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	364,770
336,000	Express Scripts Holding Co.,
	3.300%, 2/25/21	344,406
171,000	HCA, Inc., 6.500%, 2/15/20	187,672
53,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500%, 4/15/25	46,772
300,000	Ochsner Clinic Foundation,
	5.897%, 5/15/45	347,964
255,000	Perrigo Finance Unlimited Co.
	(Ireland), 3.500%, 3/15/21	261,308
11,000	Quintiles Transnational Corp., 144a,
	4.875%, 5/15/23	11,285
63,000	Select Medical Corp., 6.375%, 6/1/21	59,535
170,000	Tenet Healthcare Corp.,
	4.500%, 4/1/21	170,850
6,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	6,150
12,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	12,780
323,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/21	263,245
		2,734,658

	Utilities — 2.0%
12,000	AES Corp., 8.000%, 6/1/20	13,620
874,000	Alabama Power Capital Trust V,
	3.725%, 10/1/42(A)	823,296
4,000	Calpine Corp., 144a, 7.875%, 1/15/23	4,240
300,000	Duke Energy Progress, Inc.,
	4.150%, 12/1/44	315,049
316,000	Dynegy, Inc., 5.875%, 6/1/23	263,860
188,000	Dynegy, Inc., 7.375%, 11/1/22	173,900
115,000	NextEra Energy Capital Holdings, Inc.,
	6.000%, 3/1/19	126,503
272,000	PacifiCorp, 5.750%, 4/1/37	341,803
		2,062,271

	Materials — 1.6%
24,000	A Schulman, Inc., 144a, 6.875%, 6/1/23	23,640
33,000	Alcoa, Inc., 5.125%, 10/1/24	31,299
504,000	ArcelorMittal (Luxembourg),
	6.500%, 3/1/21†	496,440
122,000	Cascades, Inc. (Canada), 144a,
	5.750%, 7/15/23	115,138
56,000	Chemours Co. (The), 144a,
	6.625%, 5/15/23	45,640
28,000	Chemours Co. (The), 144a,
	7.000%, 5/15/25	22,400
119,000	Domtar Corp., 10.750%, 6/1/17	129,861
6,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 9.750%, 3/1/22	5,985
174,000	Glencore Funding LLC, 144a,
	2.500%, 1/15/19	159,210

7

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 45.4% (Continued)

	Materials — (Continued)
$355,000	International Paper Co.,
	5.150%, 5/15/46	$357,301
20,000	Norbord, Inc. (Canada), 144a,
	5.375%, 12/1/20	19,975
226,000	Southern Copper Corp.,
	5.875%, 4/23/45	200,346
		1,607,235
	Total Corporate Bonds	$47,162,484

	U.S. Treasury Obligations — 20.7%
135,000	U.S. Treasury Bond, 3.000%, 5/15/45	145,594
1,005,000	U.S. Treasury Bond, 3.000%, 11/15/45	1,084,968
2,240,000	U.S. Treasury Inflation Indexed
	Bonds, 1.000%, 2/15/46	2,335,795
9,460,000	U.S. Treasury Note, 0.750%, 1/31/18	9,463,330
5,730,000	U.S. Treasury Note, 0.875%, 3/31/18	5,745,219
1,690,000	U.S. Treasury Note, 1.125%, 2/28/21	1,683,068
1,000,000	U.S. Treasury Note, 2.250%, 11/15/25	1,040,742
	Total U.S. Treasury Obligations	$21,498,716

	U.S. Government Mortgage-Backed
	Obligations — 15.8%
68,039	FHLMC, Pool #1B3366,
	2.736%, 3/1/37(A)	71,941
196,947	FHLMC, Pool #1H1348,
	2.406%, 10/1/36(A)	208,154
828,762	FHLMC, Pool #1Q0339,
	2.695%, 4/1/37(A)	876,096
30,750	FHLMC, Pool #A12886, 5.000%, 8/1/33	34,231
63,849	FHLMC, Pool #A13842, 6.000%, 9/1/33	72,295
19,618	FHLMC, Pool #A21415, 5.000%, 5/1/34	21,684
42,564	FHLMC, Pool #A35682, 5.000%, 7/1/35	46,769
24,356	FHLMC, Pool #A36523, 5.000%, 8/1/35	26,907
164,468	FHLMC, Pool #A46590, 5.000%, 8/1/35	182,073
39,245	FHLMC, Pool #A56988, 5.500%, 2/1/37	43,807
252,427	FHLMC, Pool #A96485, 4.500%, 1/1/41	274,770
981,502	FHLMC, Pool #A97897, 4.500%, 4/1/41	1,089,800
27,703	FHLMC, Pool #C62740, 7.000%, 1/1/32	31,522
28,134	FHLMC, Pool #C72254, 6.500%, 7/1/32	33,194
123,327	FHLMC, Pool #C90986, 7.000%, 6/1/26	140,597
38,439	FHLMC, Pool #G02184, 5.000%, 4/1/36	42,568
603,396	FHLMC, Pool #G05733,
	5.000%, 11/1/39	672,919
360,706	FHLMC, Pool #J13584,
	3.500%, 11/1/25	383,786
137,313	FNMA, Pool #255628, 5.500%, 2/1/25	153,884
9,319	FNMA, Pool #432269, 6.500%, 8/1/28	10,658
13,876	FNMA, Pool #496848, 6.500%, 6/1/29	15,870
6,160	FNMA, Pool #535290, 8.000%, 5/1/30	7,515
11,361	FNMA, Pool #540040, 7.500%, 6/1/28	11,395
24,797	FNMA, Pool #561741, 7.500%, 1/1/31	29,391
1,605	FNMA, Pool #575501, 6.000%, 5/1/17	1,608
3,926	FNMA, Pool #596500, 6.500%, 7/1/16	3,933
5,083	FNMA, Pool #626811, 6.500%, 6/1/17	5,126
64,159	FNMA, Pool #640291, 7.000%, 8/1/32	69,824
34,212	FNMA, Pool #653301, 6.500%, 7/1/32	39,129
107,216	FNMA, Pool #653502, 6.500%, 7/1/32	122,622
67,226	FNMA, Pool #670402, 6.500%, 6/1/32	77,384
16,477	FNMA, Pool #704460, 6.000%, 5/1/18	16,616
6,887	FNMA, Pool #725906,
	2.358%, 8/1/34(A)	7,295
375,175	FNMA, Pool #745257, 6.000%, 1/1/36	432,830
3,389	FNMA, Pool #745974,
	2.696%, 10/1/36(A)	3,582
131,984	FNMA, Pool #810049, 5.500%, 3/1/35	149,079
261,301	FNMA, Pool #819297, 6.000%, 9/1/35	299,634
80,819	FNMA, Pool #889060, 6.000%, 1/1/38	93,010
171,473	FNMA, Pool #889061, 6.000%, 1/1/38	197,981
85,777	FNMA, Pool #893003, 7.000%, 9/1/36	93,857
27,942	FNMA, Pool #895657, 6.500%, 8/1/36	31,530
286,851	FNMA, Pool #905049, 5.500%, 11/1/36	321,468
324,870	FNMA, Pool #908944, 5.500%, 1/1/37	364,076
807,601	FNMA, Pool #928553, 5.500%, 8/1/37	927,826
29,194	FNMA, Pool #995220, 6.000%, 11/1/23	31,819
430,870	FNMA, Pool #AA3467, 4.500%, 4/1/39	474,739
678,477	FNMA, Pool #AA4584, 4.500%, 4/1/39	744,749
145,023	FNMA, Pool #AB1800, 4.000%, 11/1/40	156,657
586,233	FNMA, Pool #AB2452, 4.000%, 3/1/26	626,421
176,783	FNMA, Pool #AD3775, 4.500%, 3/1/25	190,983
255,612	FNMA, Pool #AD6193, 5.000%, 6/1/40	284,579
529,591	FNMA, Pool #AE0996, 4.000%, 2/1/41	572,080
317,206	FNMA, Pool #AE1568, 4.000%, 9/1/40	339,922
911,093	FNMA, Pool #AE2497, 4.500%, 9/1/40	1,004,286
169,580	FNMA, Pool #AE5441, 5.000%, 10/1/40	187,612
458,095	FNMA, Pool #AH1135, 5.000%, 1/1/41	508,894
748,314	FNMA, Pool #AH3483, 3.500%, 2/1/26	796,574
347,289	FNMA, Pool #AH3671, 4.000%, 2/1/26	370,485
765,349	FNMA, Pool #AH6622, 4.000%, 3/1/41	834,035
40,542	FNMA, Pool #AI0805, 4.500%, 7/1/41	44,207
1,020,380	FNMA, Pool #AL0150, 4.000%, 2/1/41	1,102,243
254,395	FNMA, Pool #AL0211, 5.000%, 4/1/41	282,418
54,091	GNMA, Pool #5305, 4.000%, 2/20/42	58,190
14,776	GNMA, Pool #748495, 4.000%, 8/15/40	15,817
23,623	GNMA, Pool #8503, 1.875%, 9/20/24(A)	24,488
	Total U.S. Government
	Mortgage-Backed Obligations	$16,391,434

	Non-Agency Collateralized Mortgage
	Obligations — 3.6%
5,547	Adjustable Rate Mortgage Trust, Ser
	2004-4, Class 3A1,
	2.865%, 3/25/35(A)	5,363
3,688	CIT Group Home Equity Loan Trust,
	Ser 2002-1, Class AF5,
	7.210%, 2/25/33(B)	3,684
424,137	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	424,602
46,915	Countrywide Alternative Loan Trust,
	Ser 2005-J3, Class 3A1,
	6.500%, 9/25/34	46,733

8

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Non-Agency Collateralized Mortgage
	Obligations — 3.6% (Continued)
$430,881	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	$397,472
76,421	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2004-7, Class
	6A1, 5.250%, 10/25/19	77,126
45,509	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	45,427
539,660	First Franklin Mortgage Loan Trust, Ser
	2005-FFA, Class M3,
	6.017%, 3/25/25(B)	527,748
138,292	JP Morgan Mortgage Trust, Ser
	2005-A1, Class 2A1,
	2.624%, 2/25/35(A)	138,862
386,985	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 7CB1,
	2.857%, 4/25/35(A)	386,674
76,051	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	2.503%, 6/25/36(A)	67,799
70,984	MASTR Alternative Loans Trust, Ser
	2004-7, Class 10A1, 6.000%, 6/25/34	71,448
50,757	MASTR Asset Securitization Trust, Ser
	2003-4, Class 4A2, 5.500%, 5/25/33	50,920
204,139	RAMP Trust, Ser 2003-RZ5, Class A7,
	5.470%, 9/25/33(B)	209,956
3,612	RASC Trust, Ser 2001-KS3, Class AI6,
	5.960%, 9/25/31(A)	3,687
236,428	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	184,691
611,192	Sequoia Mortgage Trust, Ser 2013-10,
	Class B2, 144a, 3.579%, 8/25/43(A)	595,157
8,093	Structured Asset Securities Corp., Ser
	2004-21XS, Class 2A6B,
	5.150%, 12/25/34(B)	8,226
180,063	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	147,563
160,554	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35	156,779
164,461	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 2.615%, 6/25/33(A)	164,431
	Total Non-Agency Collateralized
	Mortgage Obligations	$3,714,348

	Asset-Backed Securities — 3.0%
372,382	American Homes 4 Rent Trust, Ser
	2015-SFR2, Class A, 144a,
	3.732%, 10/17/45	385,705
450,000	Dell Equipment Finance Trust, Ser
	2015-1, Class C, 144a,
	2.420%, 3/23/20	448,227
1,725,356	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	1,895,233
395,000	Santander Drive Auto Receivables
	Trust, Ser 2015-1, Class B,
	1.970%, 11/15/19	394,471
	Total Asset-Backed Securities	$3,123,636

	Commercial Mortgage-Backed Securities — 2.3%
22,314	Banc of America Commercial
	Mortgage Trust, Ser 2006-6, Class
	A3, 5.369%, 10/10/45	22,323
408,030	COMM Mortgage Trust, Ser
	2014-SAVA, Class A, 144a,
	1.587%, 6/15/34(A)	400,832
550,000	Eleven Madison Trust Mortgage Trust,
	Ser 2015-11MD, Class C, 144a,
	3.555%, 9/10/35(A)	548,392
53,305	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	53,322
595,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2015-CSMO, Class A, 144a,
	1.686%, 1/15/32(A)	586,035
700,000	Morgan Stanley Bank of America
	Merrill Lynch Trust, Ser 2014-C18,
	Class ASB, 3.621%, 10/15/47	744,244
29,543	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C30, Class APB,
	5.294%, 12/15/43	29,723
	Total Commercial
	Mortgage-Backed Securities	$2,384,871

	Agency Collateralized Mortgage
	Obligations — 0.7%
235,783	FHLMC Structured Pass Through
	Securities, Ser T-20, Class A5,
	7.668%, 12/25/29(B)	277,957
177,554	FNMA, Ser 2004-W15, Class 2AF,
	0.683%, 8/25/44(A)	176,558
77,502	FNMA REMIC, Ser 2001-W2, Class AF6,
	6.589%, 10/25/31(B)	83,931
27,519	FNMA REMIC, Ser 2011-28, Class MA,
	4.500%, 7/25/38	27,605
166,164	FNMA REMIC, Ser 2015-51, Class KC,
	3.000%, 6/25/45	171,415
13,091	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	13,932
	Total Agency Collateralized
	Mortgage Obligations	$751,398

9

Touchstone Active Bond Fund (Unaudited) (Continued)

		Market
Shares		Value

	Preferred Stock — 0.5%

	Financials — 0.5%
22,133	Public Storage REIT, 5.900%	$570,367

Principal
Amount

	Municipal Bonds — 0.3%

	Illinois — 0.0%
$75,000	IL St, Pension, UTGO, 5.100%, 6/1/33	$70,136

	Pennsylvania — 0.3%
250,000	Pennsylvania State, Build America
	Bonds, Ser 2010-B, UTGO,
	5.850%, 7/15/30	280,890
	Total Municipal Bonds	$351,026

	Sovereign Government Obligation — 0.3%
310,000	Poland Government International
	Bond, 3.250%, 4/6/26	$309,597

Shares

	Investment Funds — 7.9%
7,723,139	Dreyfus Cash Management,
	Institutional Shares, 0.30%∞Ω	7,723,139
498,960	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.26%**∞Ω	498,960
	Total Investment Funds	$8,222,099

	Total Investment Securities —100.5%
	(Cost $103,323,696)	$104,479,976

	Liabilities in Excess of
	Other Assets — (0.5)%	(517,872)
	Net Assets — 100.0%	$103,962,104

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2016.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of March 31, 2016.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2016 was $491,476.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities were valued at $9,659,961 or 9.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

10

Touchstone Active Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$47,162,484	$—	$47,162,484
U.S. Treasury Obligations	—	21,498,716	—	21,498,716
U.S. Government Mortgage-Backed Obligations	—	16,391,434	—	16,391,434
Non-Agency Collateralized Mortgage Obligations	—	3,714,348	—	3,714,348
Asset-Backed Securities	—	3,123,636	—	3,123,636
Commercial Mortgage-Backed Securities	—	2,384,871	—	2,384,871
Agency Collateralized Mortgage Obligations	—	751,398	—	751,398
Preferred Stock	570,367	—	—	570,367
Municipal Bonds	—	351,026	—	351,026
Sovereign Government Obligation	—	309,597	—	309,597
Investment Funds	8,222,099	—	—	8,222,099
Total	$8,792,466	$95,687,510	$—	$104,479,976

See accompanying Notes to Financial Statements.

11

Portfolio of Investments

Touchstone High Yield Fund – March 31, 2016 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 96.0%

	Consumer Discretionary — 22.0%
$596,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a, 4.625%, 1/15/22	$606,430
995,000	Albea Beauty Holdings SA
	(Luxembourg), 144a,
	8.375%, 11/1/19	1,047,238
325,000	Allegion US Holding Co., Inc.,
	5.750%, 10/1/21	340,438
417,000	AMC Networks, Inc., 5.000%, 4/1/24	418,564
127,000	American Builders & Contractors
	Supply Co., Inc., 144a,
	5.750%, 12/15/23	132,080
403,000	Belo Corp., 7.250%, 9/15/27	403,000
302,000	Cable One, Inc., 144a, 5.750%, 6/15/22	306,530
905,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	762,462
500,000	Cablevision Systems Corp.,
	8.000%, 4/15/20	485,000
620,000	CalAtlantic Group, Inc.,
	5.375%, 10/1/22	633,950
383,000	CalAtlantic Group, Inc.,
	8.375%, 1/15/21	445,238
400,000	Cardtronics, Inc., 5.125%, 8/1/22	395,000
203,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 3/15/21	210,105
563,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 9/1/23	584,112
441,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 1/15/24†	459,191
918,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	966,195
800,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.375%, 5/1/25	814,000
1,712,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	1,694,880
389,000	Churchill Downs, Inc., 144a,
	5.375%, 12/15/21	400,670
1,356,000	Cimpress N.V. (Netherlands), 144a,
	7.000%, 4/1/22	1,342,440
602,000	Clear Channel Worldwide Holdings,
	Inc., 6.500%, 11/15/22	598,990
623,000	Cogeco Cable, Inc. (Canada), 144a,
	4.875%, 5/1/20	640,538
89,000	DISH DBS Corp., 6.750%, 6/1/21	91,892
1,093,000	DISH DBS Corp., 7.875%, 9/1/19	1,202,300
336,000	Dollar Tree, Inc., 144a, 5.750%, 3/1/23	356,160
219,000	DR Horton, Inc., 3.750%, 3/1/19	223,380
595,000	DR Horton, Inc., 4.375%, 9/15/22	596,488
149,000	DR Horton, Inc., 4.750%, 2/15/23	151,235
1,223,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	1,433,968
459,000	International Game Technology PLC
	(United Kingdom), 144a,
	5.625%, 2/15/20	476,212
293,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	298,069
1,286,000	L Brands, Inc., 5.625%, 2/15/22	1,400,994
139,000	Lennar Corp., 4.750%, 11/15/22	139,348
969,000	Lennar Corp., 4.750%, 5/30/25	952,042
248,000	Lennar Corp., 4.875%, 12/15/23	248,000
601,000	M/I Homes, Inc., 6.750%, 1/15/21	590,482
560,000	Match Group, Inc., 144a,
	6.750%, 12/15/22	567,700
665,000	MDC Partners, Inc. (Canada), 144a,
	6.500%, 5/1/24	679,131
510,000	Men’s Wearhouse, Inc. (The),
	7.000%, 7/1/22	432,225
531,000	Meritage Homes Corp.,
	7.150%, 4/15/20	560,205
2,623,000	MGM Resorts International,
	5.250%, 3/31/20	2,688,575
747,000	NCL Corp. Ltd. (Bermuda), 144a,
	4.625%, 11/15/20	750,735
322,000	Netflix, Inc., 5.500%, 2/15/22	337,115
336,000	Netflix, Inc., 5.750%, 3/1/24	354,480
83,000	Netflix, Inc., 5.875%, 2/15/25	87,358
630,000	Newell Rubbermaid, Inc.,
	4.000%, 12/1/24	643,056
332,000	Newell Rubbermaid, Inc.,
	4.200%, 4/1/26	347,287
1,076,000	Penske Automotive Group, Inc.,
	5.375%, 12/1/24	1,067,930
586,000	Quad/Graphics, Inc., 7.000%, 5/1/22	486,380
1,200,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	1,236,000
1,447,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer (Luxembourg) SA,
	6.875%, 2/15/21	1,497,645
1,254,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22†	1,322,970
348,000	Sabre GLBL, Inc., 144a,
	5.250%, 11/15/23	354,055
768,000	Sabre GLBL, Inc., 144a,
	5.375%, 4/15/23	788,160
250,000	Service Corp. International,
	5.375%, 5/15/24	264,375
485,000	Service Corp. International,
	8.000%, 11/15/21	567,450
641,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	661,031
300,000	Sinclair Television Group, Inc.,
	6.375%, 11/1/21	316,500
668,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	679,690
378,000	Sirius XM Radio, Inc., 144a,
	5.750%, 8/1/21	395,482
176,000	Sirius XM Radio, Inc., 144a,
	6.000%, 7/15/24	185,240

12

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 96.0% (Continued)

	Consumer Discretionary — (Continued)
$637,000	Taylor Morrison Communities, Inc. /
	Monarch Communities, Inc., 144a,
	5.250%, 4/15/21	$624,260
170,000	Taylor Morrison Communities, Inc. /
	Monarch Communities, Inc., 144a,
	5.875%, 4/15/23	163,200
569,000	TEGNA, Inc., 144a, 4.875%, 9/15/21	586,070
149,000	Toll Brothers Finance Corp.,
	4.875%, 11/15/25	147,510
773,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	825,178
276,000	United Rentals North America, Inc.,
	4.625%, 7/15/23	274,275
295,200	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.375%, 4/15/21	307,746
514,000	Vista Outdoor, Inc., 144a,
	5.875%, 10/1/23	538,415
295,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	300,900
659,000	ZF North America Capital, Inc., 144a,
	4.750%, 4/29/25	655,705
		43,541,655

	Telecommunication Services — 13.5%
1,324,000	Altice Financing SA (Luxembourg),
	144a, 6.625%, 2/15/23	1,327,310
624,000	CCOH Safari LLC, 144a,
	5.750%, 2/15/26	645,840
334,000	CenturyLink, Inc., 5.625%, 4/1/20	338,345
537,000	CenturyLink, Inc., 5.800%, 3/15/22	516,648
436,000	CenturyLink, Inc., 6.450%, 6/15/21	441,720
702,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	712,530
893,000	CommScope, Inc., 144a,
	5.000%, 6/15/21	899,698
616,000	CSC Holdings LLC, 8.625%, 2/15/19	677,600
298,000	Discovery Communications LLC,
	3.250%, 4/1/23	284,031
267,000	Discovery Communications LLC,
	3.300%, 5/15/22	263,194
566,000	Discovery Communications LLC,
	4.900%, 3/11/26	583,560
500,000	DISH DBS Corp., 5.125%, 5/1/20	496,250
585,000	Frontier Communications Corp.,
	8.500%, 4/15/20	605,124
2,914,000	Frontier Communications Corp., 144a,
	10.500%, 9/15/22	2,986,850
750,000	Intelsat Jackson Holdings SA
	(Luxembourg), 5.500%, 8/1/23	451,875
573,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 4/1/19	422,588
2,259,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	1,457,055
550,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.500%, 4/1/21	349,250
1,279,000	Neptune Finco Corp., 144a,
	10.125%, 1/15/23	1,368,530
12,000	Nexstar Broadcasting, Inc.,
	6.875%, 11/15/20	12,450
700,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	694,750
386,000	Softbank Corp. (Japan), 144a,
	4.500%, 4/15/20	391,308
945,000	Sprint Capital Corp., 6.875%, 11/15/28	689,850
727,000	Sprint Communications, Inc.,
	6.000%, 11/15/22	531,619
1,000,000	Sprint Communications, Inc., 144a,
	9.000%, 11/15/18	1,047,500
223,000	Sprint Corp., 7.625%, 2/15/25	165,578
151,000	Telecom Italia Capital SA
	(Luxembourg), 7.175%, 6/18/19	169,875
180,000	T-Mobile USA, Inc., 6.000%, 4/15/24	182,250
388,000	T-Mobile USA, Inc., 6.125%, 1/15/22	400,610
939,000	T-Mobile USA, Inc., 6.250%, 4/1/21	985,762
1,105,000	T-Mobile USA, Inc., 6.542%, 4/28/20	1,140,912
750,000	T-Mobile USA, Inc., 6.625%, 4/1/23	789,375
89,000	T-Mobile USA, Inc., 6.731%, 4/28/22	92,987
1,673,000	Univision Communications, Inc., 144a,
	6.750%, 9/15/22	1,773,380
693,000	UPCB Finance IV Ltd. (Cayman Islands),
	144a, 5.375%, 1/15/25	701,662
1,007,100	UPCB Finance V Ltd. (Cayman Islands),
	144a, 7.250%, 11/15/21	1,065,008
539,100	UPCB Finance VI Ltd. (Cayman Islands),
	144a, 6.875%, 1/15/22	570,098
391,000	Videotron Ltd. (Canada),
	5.000%, 7/15/22	404,685
		26,637,657

	Financials — 12.5%
613,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland),
	4.500%, 5/15/21	626,406
6,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland),
	5.000%, 10/1/21	6,210
498,000	Aircastle Ltd. (Bermuda),
	5.500%, 2/15/22	519,474
458,000	Ally Financial, Inc., 8.000%, 3/15/20	512,960
1,661,000	Ally Financial, Inc., 8.000%, 11/1/31	1,918,455
1,084,000	Blue Racer Midstream LLC / Blue Racer
	Finance Corp., 144a,
	6.125%, 11/15/22	902,430
2,620,000	CIT Group, Inc., 5.000%, 8/15/22	2,651,099
1,246,000	Citigroup, Inc., 6.125%,(A)	1,249,078
394,000	Credit Acceptance Corp.,
	6.125%, 2/15/21	372,330
933,000	Credit Acceptance Corp., 144a,
	7.375%, 3/15/23	888,682
778,000	Crown Castle International Corp., REIT,
	5.250%, 1/15/23	839,268

13

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 96.0% (Continued)

	Financials — (Continued)
$1,318,000	CTR Partnership LP / CareTrust Capital
	Corp., REIT, 5.875%, 6/1/21	$1,324,590
568,000	Equinix, Inc., REIT, 5.375%, 4/1/23	587,880
378,000	ESH Hospitality, Inc., REIT, 144a,
	5.250%, 5/1/25	367,605
1,333,000	First Cash Financial Services, Inc.,
	6.750%, 4/1/21	1,283,012
1,295,000	Goldman Sachs Group, Inc. (The),
	5.375%,(A)	1,252,783
447,000	International Lease Finance Corp.,
	5.875%, 8/15/22	484,995
770,000	International Lease Finance Corp.,
	6.250%, 5/15/19	821,012
1,167,000	JPMorgan Chase & Co., 5.300%,(A)	1,169,918
1,026,000	MetLife, Inc., 5.250%,(A)	980,471
1,197,000	MPT Operating Partnership LP / MPT
	Finance Corp., REIT, 6.875%, 5/1/21	1,240,391
226,000	Navient Corp., 5.000%, 10/26/20	205,095
231,000	Navient Corp., 5.875%, 10/25/24	195,772
800,000	Navient Corp. MTN, 5.500%, 1/15/19	786,000
860,000	Navient Corp. MTN, 6.125%, 3/25/24	739,600
996,000	Navient Corp. MTN, 8.450%, 6/15/18	1,066,965
70,000	PHH Corp., 6.375%, 8/15/21	61,775
641,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	621,770
1,018,000	Vereit Operating Partnership LP, REIT,
	4.600%, 2/6/24	1,012,910
		24,688,936

	Industrials — 11.2%
2,283,000	AECOM Global II LLC / URS Fox US LP,
	5.000%, 4/1/22	2,148,874
139,000	Allegion PLC (Ireland),
	5.875%, 9/15/23	146,297
1,012,817	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	1,022,945
1,351,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	1,340,868
267,000	Amsted Industries, Inc., 144a,
	5.375%, 9/15/24	256,654
712,000	Anixter, Inc., 5.125%, 10/1/21	715,560
333,000	Anixter, Inc., 144a, 5.500%, 3/1/23	337,162
1,003,000	Bombardier, Inc. (Canada), 144a,
	7.500%, 3/15/25	762,280
884,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	804,440
496,000	Hertz Corp. (The), 6.250%, 10/15/22†	496,000
2,333,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	1,399,800
99,000	Huntington Ingalls Industries, Inc.,
	144a, 5.000%, 11/15/25	103,579
498,000	IHS, Inc., 5.000%, 11/1/22	516,052
1,902,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	1,992,345
719,000	Joy Global, Inc., 5.125%, 10/15/21	611,653
405,000	KLX, Inc., 144a, 5.875%, 12/1/22	402,975
1,237,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	1,073,098
214,000	Masco Corp., 4.375%, 4/1/26	217,876
731,000	Multi-Color Corp., 144a,
	6.125%, 12/1/22	741,965
1,374,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US, Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	494,640
1,239,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.500%, 10/1/21	1,288,560
135,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 5.000%, 4/15/22	138,375
614,000	Norbord, Inc. (Canada), 144a,
	6.250%, 4/15/23	604,790
1,074,000	Orbital ATK, Inc., 5.250%, 10/1/21	1,114,275
441,000	Standard Industries, Inc., 144a,
	5.125%, 2/15/21	451,474
210,000	Standard Industries, Inc., 144a,
	5.375%, 11/15/24	213,150
800,000	Stena AB (Sweden), 144a,
	7.000%, 2/1/24	663,000
348,046	United Airlines 2014-2 Class B Pass
	Through Trust, 4.625%, 9/3/22	344,566
284,000	United Rentals North America, Inc.,
	5.750%, 11/15/24	284,000
761,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	810,465
627,845	US Airways 2013-1 Class B Pass
	Through Trust, 5.375%, 11/15/21	647,073
		22,144,791

	Energy — 10.4%
252,000	Antero Resources Corp.,
	5.125%, 12/1/22	228,690
574,000	Antero Resources Corp.,
	5.375%, 11/1/21	530,950
154,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	6.375%, 3/15/24	49,280
1,049,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	461,560
1,489,000	Continental Resources, Inc.,
	5.000%, 9/15/22	1,283,332
473,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	407,033
270,000	FTS International, Inc., 6.250%, 5/1/22	29,700
507,000	FTS International, Inc., 144a,
	8.134%, 6/15/20	341,966
1,439,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	1,295,100
251,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	220,880

14

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 96.0% (Continued)

	Energy — (Continued)
$843,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.750%, 8/1/22	$779,775
1,088,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	1,000,960
574,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 5.000%, 12/1/24	483,595
2,654,000	MEG Energy Corp. (Canada), 144a,
	6.375%, 1/30/23	1,565,860
255,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	153,956
227,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	203,732
403,000	MPLX LP, 144a, 4.875%, 12/1/24	372,065
581,000	NuStar Logistics LP, 4.800%, 9/1/20	511,280
500,000	ONEOK, Inc., 4.250%, 2/1/22	415,000
500,000	ONEOK, Inc., 7.500%, 9/1/23	486,250
868,000	Precision Drilling Corp. (Canada),
	5.250%, 11/15/24	614,110
743,000	QEP Resources, Inc., 6.800%, 3/1/20	691,919
1,394,000	Range Resources Corp.,
	5.000%, 8/15/22	1,202,325
411,000	Range Resources Corp.,
	5.750%, 6/1/21	362,708
384,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 7/15/22	255,360
676,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 11/15/23	439,400
1,667,000	Sanchez Energy Corp.,
	6.125%, 1/15/23	900,180
749,000	SemGroup Corp., 7.500%, 6/15/21	601,072
338,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	6.375%, 8/1/22	326,170
472,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 5.875%, 10/1/20	467,870
281,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 144a,
	6.250%, 10/15/22	278,190
711,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	511,920
433,000	Tullow Oil PLC (United Kingdom),
	144a, 6.250%, 4/15/22	307,214
1,109,000	Ultra Petroleum Corp. (Canada), 144a,
	5.750%, 12/15/18	77,630
1,281,000	Unit Corp., 6.625%, 5/15/21	643,702
312,000	Weatherford International Ltd.
	(Bermuda), 4.500%, 4/15/22	250,380
1,073,000	Weatherford International Ltd.
	(Bermuda), 5.125%, 9/15/20	917,415
1,522,000	Whiting Petroleum Corp.,
	5.750%, 3/15/21	1,012,130
		20,680,659

	Health Care — 9.5%
1,412,000	Acadia Healthcare Co., Inc.,
	5.625%, 2/15/23	1,433,180
350,000	Acadia Healthcare Co., Inc., 144a,
	6.500%, 3/1/24	364,000
2,647,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	2,501,415
200,000	CHS/Community Health Systems, Inc.,
	8.000%, 11/15/19	194,750
251,000	Grifols Worldwide Operations Ltd.
	(Ireland), 5.250%, 4/1/22	257,902
1,012,000	HCA, Inc., 5.375%, 2/1/25	1,023,071
2,003,000	HCA, Inc., 5.875%, 2/15/26	2,063,090
207,000	HCA, Inc., 6.500%, 2/15/20	227,182
1,003,000	Kindred Healthcare, Inc.,
	6.375%, 4/15/22	903,954
911,000	LifePoint Health, Inc., 5.500%, 12/1/21	951,995
1,145,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500%, 4/15/25	1,010,462
238,000	Quintiles Transnational Corp., 144a,
	4.875%, 5/15/23	244,164
390,000	Select Medical Corp., 6.375%, 6/1/21	368,550
223,000	Tenet Healthcare Corp.,
	4.500%, 4/1/21	224,115
750,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	768,750
1,740,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	1,853,100
1,363,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	1,260,775
19,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	15,770
101,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/21	82,315
829,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 5.500%, 3/1/23	651,801
971,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 5.875%, 5/15/23	761,021
931,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.125%, 4/15/25	716,870
1,016,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.750%, 8/15/18	922,020
		18,800,252

	Materials — 5.7%
520,000	A Schulman, Inc., 144a, 6.875%, 6/1/23	512,200
710,000	Alcoa, Inc., 5.125%, 10/1/24	673,392
1,377,000	Aleris International, Inc.,
	7.625%, 2/15/18	1,404,540
362,000	Aleris International, Inc.,
	7.875%, 11/1/20	305,890
713,000	ArcelorMittal (Luxembourg),
	6.250%, 8/5/20	696,958
89,000	ArcelorMittal (Luxembourg),
	6.500%, 3/1/21†	87,665
460,000	ArcelorMittal (Luxembourg),
	7.250%, 2/25/22†	455,170

15

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 96.0% (Continued)

	Materials — (Continued)
$30,000	Cascades, Inc. (Canada), 144a,
	5.500%, 7/15/22	$28,856
1,289,000	Cascades, Inc. (Canada), 144a,
	5.750%, 7/15/23	1,216,494
1,287,000	Chemours Co. (The), 144a,
	6.625%, 5/15/23	1,048,905
643,000	Chemours Co. (The), 144a,
	7.000%, 5/15/25	514,400
943,000	Chemtura Corp., 5.750%, 7/15/21	928,855
134,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 9.750%, 3/1/22	133,665
702,000	HudBay Minerals, Inc. (Canada),
	9.500%, 10/1/20	498,420
517,000	Huntsman International LLC,
	4.875%, 11/15/20†	511,830
548,000	Lundin Mining Corp. (Canada), 144a,
	7.500%, 11/1/20	523,340
365,000	Lundin Mining Corp. (Canada), 144a,
	7.875%, 11/1/22	346,750
417,000	Steel Dynamics, Inc., 5.125%, 10/1/21	421,170
619,000	Steel Dynamics, Inc., 5.250%, 4/15/23	620,548
275,000	United States Steel Corp.,
	7.375%, 4/1/20	214,500
100,000	Vulcan Materials Co., 7.500%, 6/15/21	118,500
		11,262,048

	Information Technology — 4.2%
385,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	388,850
97,000	CDW LLC / CDW Finance Corp.,
	6.000%, 8/15/22	102,516
585,000	Electronic Arts, Inc., 4.800%, 3/1/26	601,458
762,000	First Data Corp., 144a, 5.000%, 1/15/24	762,952
578,000	First Data Corp., 144a, 5.375%, 8/15/23	592,450
220,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	242,275
646,000	NCR Corp., 4.625%, 2/15/21	642,770
1,156,000	NCR Corp., 5.875%, 12/15/21	1,182,010
806,000	NXP BV / NXP Funding LLC
	(Netherlands), 144a,
	4.125%, 6/15/20	814,060
294,000	Sensata Technologies BV
	(Netherlands), 144a,
	4.875%, 10/15/23	295,470
1,180,000	ViaSat, Inc., 6.875%, 6/15/20	1,225,725
276,000	Western Digital Corp., 144a,
	7.375%, 4/1/23	281,520
1,130,000	Western Digital Corp., 144a,
	10.500%, 4/1/24	1,132,825
		8,264,881

	Utilities — 3.7%
452,000	AES Corp., 5.500%, 3/15/24	441,831
380,000	AES Corp., 7.375%, 7/1/21	425,600
755,000	Calpine Corp., 144a, 7.875%, 1/15/23	800,300
699,000	DPL, Inc., 7.250%, 10/15/21	726,527
356,000	Dynegy, Inc., 6.750%, 11/1/19	354,220
61,000	Dynegy, Inc., 7.375%, 11/1/22	56,425
356,000	Dynegy, Inc., 7.625%, 11/1/24	323,070
500,000	GenOn Energy, Inc., 7.875%, 6/15/17	375,000
1,341,000	GenOn Energy, Inc., 9.500%, 10/15/18	978,930
1,698,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	1,158,885
650,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 6.875%, 10/15/21	383,500
138,000	NRG Energy, Inc., 6.250%, 7/15/22	128,340
1,182,000	NRG Energy, Inc., 7.875%, 5/15/21	1,177,568
68,000	Sabine Pass LNG LP, 6.500%, 11/1/20	71,315
		7,401,511

	Consumer Staples — 3.3%
517,000	B&G Foods, Inc., 4.625%, 6/1/21	523,462
686,000	Barry Callebaut Services NV (Belgium),
	144a, 5.500%, 6/15/23	714,140
420,000	Constellation Brands, Inc.,
	4.750%, 12/1/25	434,700
801,000	Cott Beverages, Inc., 5.375%, 7/1/22	813,015
295,000	Cott Beverages, Inc., 6.750%, 1/1/20	309,750
705,000	Harland Clarke Holdings Corp., 144a,
	9.750%, 8/1/18	694,425
2,091,000	Post Holdings, Inc., 7.375%, 2/15/22	2,211,232
470,000	Spectrum Brands, Inc.,
	5.750%, 7/15/25	499,375
284,000	TreeHouse Foods, Inc., 144a,
	6.000%, 2/15/24	301,040
		6,501,139
	Total Corporate Bonds	$189,923,529

	Term Loan — 0.5%

	Health Care — 0.5%
1,000,000	Envision Healthcare Corp., 10/28/22(B)	999,460
	Total Term Loan	$999,460

Shares

	Investment Funds — 4.0%
4,496,783	Dreyfus Cash Management,
	Institutional Shares, 0.30%∞Ω	4,496,783
3,424,141	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.26%**∞Ω	3,424,141
	Total Investment Funds	$7,920,924

	Total Investment Securities —100.5%
	(Cost $211,035,922)	198,843,913

	Liabilities in Excess of
	Other Assets — (0.5%)	(960,108)
	Net Assets — 100.0%	$197,883,805

(A)	Perpetual Bond - A Bond with no definite maturity date.

16

Touchstone High Yield Fund (Unaudited) (Continued)

(B)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2016 was $3,298,979.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviations:

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

LP - Limited Partnership

MTN - Medium Term Note

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities were valued at $65,908,580 or 33.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$189,923,529	$—	$189,923,529
Term Loan	—	999,460	—	999,460
Investment Funds	7,920,924	—	—	7,920,924
Total	$7,920,924	$190,922,989	$—	$198,843,913

See accompanying Notes to Financial Statements.

17

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	Touchstone	Touchstone
	Active Bond	High Yield
	Fund	Fund
Assets
Investments, at cost	$103,323,696	$211,035,922
Investments, at market value (A)	$104,479,976	$198,843,913
Cash	14	—
Dividends and interest receivable	699,943	3,514,879
Receivable for capital shares sold	34,923	118,884
Receivable for investments sold	5,990,686	3,633,878
Receivable for securities lending income	191	2,226
Total Assets	111,205,733	206,113,780

Liabilities
Payable for return of collateral for securities on loan	498,960	3,424,141
Payable for capital shares redeemed	136,040	97,876
Payable for investments purchased	6,495,601	4,494,292
Payable to Investment Advisor	27,998	76,969
Payable to other affiliates	4,362	33,542
Payable to Trustees	3,790	3,790
Other accrued expenses and liabilities	76,878	99,365
Total Liabilities	7,243,629	8,229,975

Net Assets	$103,962,104	$197,883,805

Net assets consist of:
Paid-in capital	$148,903,047	$226,885,453
Accumulated net investment income (loss)	(187,984)	15,208
Accumulated net realized losses on investments, futures contracts and swap agreements	(45,909,239)	(16,824,847)
Net unrealized appreciation (depreciation) on investments	1,156,280	(12,192,009)
Net Assets	$103,962,104	$197,883,805
(A) Includes market value of securities on loan of:	$491,476	$3,298,979

See accompanying Notes to Financial Statements.

18

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone	Touchstone
	Active Bond	High Yield
	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$26,319,953	$23,305,521
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,553,880	3,012,590
Net asset value and redemption price per share*	$10.31	$7.74
Maximum sales charge - Class A Shares	4.75%	4.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share - Class A Shares	$10.82	$8.13

Pricing of Class C Shares
Net assets applicable to Class C shares	$6,815,038	$17,723,056
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	712,875	2,295,279
Net asset value and offering price per share**	$9.56	$7.72

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$63,952,020	$84,307,925
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,208,041	10,603,431
Net asset value, offering price and redemption price per share	$10.30	$7.95

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$6,875,093	$72,547,303
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	667,710	9,130,767
Net asset value, offering price and redemption price per share	$10.30	$7.95

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

19

Statements of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

	Touchstone	Touchstone
	Active Bond	High Yield
	Fund	Fund
Investment Income
Dividends	$20,536	$2,285
Interest	1,598,398	6,991,880
Income from securities loaned	1,050	10,670
Total Investment Income	1,619,984	7,004,835
Expenses
Investment advisory fees	192,212	563,868
Administration fees	69,677	156,272
Compliance fees and expenses	1,391	1,391
Custody fees	19,442	5,567
Professional fees	13,340	17,658
Transfer Agent fees, Class A	18,819	18,935
Transfer Agent fees, Class C	4,309	11,056
Transfer Agent fees, Class Y	42,745	80,836
Transfer Agent fees, Institutional Class	48	2,992
Pricing Expense	24,941	22,184
Registration fees, Class A	12,523	10,890
Registration fees, Class C	8,577	9,013
Registration fees, Class Y	12,329	15,755
Registration fees, Institutional Class	9,777	3,439
Reports to Shareholders, Class A	5,003	4,980
Reports to Shareholders, Class C	4,092	4,656
Reports to Shareholders, Class Y	4,427	5,854
Reports to Shareholders, Institutional Class	3,628	3,779
Distribution expenses, Class A	34,638	30,769
Distribution and shareholder servicing expenses, Class C	33,825	103,439
Trustee fees	7,876	7,876
Other expenses	17,065	21,490
Total Expenses	540,684	1,102,699
Fees waived and/or reimbursed by the Advisor and/or Affiliates(A)	(161,649)	(134,572)
Net Expenses	379,035	968,127

Net Investment Income	1,240,949	6,036,708
Realized and Unrealized Gains (Losses) on Investments
Net realized loss on investments	(583,971)	(16,191,774)
Net realized gains on futures contracts	138,549	—
Net realized gains on swap agreements	103,920	—
Net change in unrealized appreciation (depreciation) on investments	1,847,101	9,548,899
Net change in unrealized appreciation (depreciation) on swap agreements	148,981	—
Net Realized and Unrealized Gains (Losses) on Investments	1,654,580	(6,642,875)

Change in Net Assets Resulting from Operations	$2,895,529	$(606,167)

(A)See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

20

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Active Bond Fund		High Yield Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	March 31, 2016	September 30,	March 31, 2016	September 30,
	(Unaudited)	2015	(Unaudited)	2015
From Operations
Net investment income	$1,240,949	$2,756,854	$6,036,708	$13,443,008
Net realized gains (losses) on investments, futures contracts and swap agreements	(341,502)	929,632	(16,191,774)	(615,062)
Net change in unrealized appreciation (depreciation) on investments and swap agreements	1,996,082	(3,242,562)	9,548,899	(24,114,989)
Change in Net Assets from Operations	2,895,529	443,924	(606,167)	(11,287,043)
Distributions to Shareholders from:
Net investment income, Class A	(468,023)	(783,672)	(671,709)	(1,755,044)
Net investment income, Class C	(98,504)	(168,157)	(486,088)	(1,274,997)
Net investment income, Class Y	(1,021,522)	(1,743,683)	(2,811,259)	(7,346,440)
Net investment income, Institutional Class	(88,148)	(235,382)	(2,059,917)	(3,121,237)
Net realized gains, Class A	—	—	—	(600,485)
Net realized gains, Class C	—	—	—	(497,039)
Net realized gains, Class Y	—	—	—	(2,409,429)
Net realized gains, Institutional Class	—	—	—	(879,275)
Total Distributions	(1,676,197)	(2,930,894)	(6,028,973)	(17,883,946)

Net Increase (Decrease) from Share Transactions(A)	2,479,322	(2,050,799)	(25,574,746)	(34,869,626)
Total Increase (Decrease) in Net Assets	3,698,654	(4,537,769)	(32,209,886)	(64,040,615)

Net Assets
Beginning of period	100,263,450	104,801,219	230,093,691	294,134,306
End of period	$103,962,104	$100,263,450	$197,883,805	$230,093,691
Accumulated Net Investment Income (Loss)	$(187,984)	$247,264	$15,208	$7,473

(A) For details of share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 22-23.

See accompanying Notes to Financial Statements.

21

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone Active Bond Fund
	For the Six Months
	Ended		For the Year
	March 31, 2016		Ended
	(Unaudited)		September 30, 2015
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	164,247	$1,665,098	521,863	$5,472,178
Reinvestment of distributions	37,887	384,058	60,776	634,044
Cost of Shares redeemed	(504,440)	(5,092,263)	(493,611)	(5,165,635)
Change from Class A Share Transactions	(302,306)	(3,043,107)	89,028	940,587
Class C
Proceeds from Shares issued	40,721	383,830	31,849	309,516
Reinvestment of distributions	7,096	66,746	11,574	112,348
Cost of Shares redeemed	(67,918)	(641,796)	(207,164)	(2,015,474)
Change from Class C Share Transactions	(20,101)	(191,220)	(163,741)	(1,593,610)
Class Y
Proceeds from Shares issued	1,930,724	19,480,244	1,398,596	14,597,461
Reinvestment of distributions	64,562	654,431	114,921	1,198,720
Cost of Shares redeemed	(1,416,158)	(14,377,719)	(1,605,404)	(16,755,511)
Change from Class Y Share Transactions	579,128	5,756,956	(91,887)	(959,330)
Institutional Class
Proceeds from Shares issued	423,934	4,268,432	248,941	2,595,870
Reinvestment of distributions	1,481	15,118	13,804	143,962
Cost of Shares redeemed	(423,724)	(4,326,857)	(304,688)	(3,178,278)
Change from Institutional Class Share Transactions	1,691	(43,307)	(41,943)	(438,446)

Change from Share Transactions	258,412	$2,479,322	(208,543)	$(2,050,799)

See accompanying Notes to Financial Statements.

22

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone High Yield Fund
For the Six Months
Ended		For the Year
March 31, 2016		Ended
(Unaudited)		September 30, 2015
Shares	Dollars	Shares	Dollars

1,626,197	$12,568,017	1,240,634	$10,932,148
71,823	556,548	210,474	1,803,113
(2,056,396)	(16,027,836)	(2,531,530)	(22,055,444)
(358,376)	(2,903,271)	(1,080,422)	(9,320,183)

177,010	1,367,575	300,148	2,605,236
51,851	400,513	170,244	1,453,456
(1,053,945)	(8,109,821)	(965,899)	(8,244,327)
(825,084)	(6,341,733)	(495,507)	(4,185,635)

2,370,033	18,789,613	5,508,924	49,526,271
167,063	1,327,506	539,658	4,732,512
(6,573,933)	(52,095,123)	(9,586,993)	(85,130,542)
(4,036,837)	(31,978,004)	(3,538,411)	(30,871,759)

2,518,373	20,527,765	2,174,554	19,196,691
233,625	1,848,662	415,119	3,639,862
(858,649)	(6,728,165)	(1,511,700)	(13,328,602)
1,893,349	15,648,262	1,077,973	9,507,951

(3,326,948)	$(25,574,746)	(4,036,367)	$(34,869,626)

23

Financial Highlights

Touchstone Active Bond Fund —Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2016		Year Ended September 30,
	(Unaudited)		2015	2014	2013	2012		2011
Net asset value at beginning of period	$10.20		$10.45	$10.33	$10.89	$10.46		$10.41
Income (loss) from investment operations:
Net investment income	0.12		0.26	0.32	0.30	0.30		0.39
Net realized and unrealized gains (losses) on investments	0.16		(0.23)	0.13	(0.38)	0.46		0.10
Total from investment operations	0.28		0.03	0.45	(0.08)	0.76		0.49
Distributions from:
Net investment income	(0.17)		(0.28)	(0.33)	(0.36)	(0.33)		(0.44)
Realized capital gains	—		—	—	(0.12)	—		—
Total distributions	(0.17)		(0.28)	(0.33)	(0.48)	(0.33)		(0.44)
Net asset value at end of period	$10.31		$10.20	$10.45	$10.33	$10.89		$10.46
Total return(A)	2.80	%(B)	0.24%	4.41%	(0.85%)	7.47%		4.80%
Ratios and supplemental data:
Net assets at end of period (000’s)	$26,320		$29,135	$28,920	$34,635	$79,208		$41,663
Ratio to average net assets:
Net expenses	0.90	%(C)	0.90%	0.86%	0.83%	0.87%		0.90%
Gross expenses	1.23	%(C)	1.19%	1.28%	1.18%	1.23%		1.28%
Net investment income	2.47	%(C)	2.50%	2.99%	2.94%	2.72%		3.80%
Portfolio turnover rate	265	%(B)	349%	281%	353%	525	%(D)	319%

Touchstone Active Bond Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2016		Year Ended September 30,
	(Unaudited)		2015	2014	2013	2012		2011
Net asset value at beginning of period	$9.48		$9.73	$9.64	$10.20	$9.82		$9.80
Income (loss) from investment operations:
Net investment income	0.08		0.17	0.21	0.20	0.22		0.30
Net realized and unrealized gains (losses) on investments	0.14		(0.21)	0.14	(0.35)	0.42		0.08
Total from investment operations	0.22		(0.04)	0.35	(0.15)	0.64		0.38
Distributions from:
Net investment income	(0.14)		(0.21)	(0.26)	(0.29)	(0.26)		(0.36)
Realized capital gains	—		—	—	(0.12)	—		—
Total distributions	(0.14)		(0.21)	(0.26)	(0.41)	(0.26)		(0.36)
Net asset value at end of period	$9.56		$9.48	$9.73	$9.64	$10.20		$9.82
Total return(A)	2.33	%(B)	(0.47%)	3.65%	(1.55%)	6.59%		4.01%
Ratios and supplemental data:
Net assets at end of period (000’s)	$6,815		$6,946	$8,725	$11,337	$19,386		$7,503
Ratio to average net assets:
Net expenses	1.65	%(C)	1.65%	1.61%	1.58%	1.62%		1.65%
Gross expenses	2.22	%(C)	2.06%	2.15%	1.98%	2.10%		2.44%
Net investment income	1.72	%(C)	1.75%	2.24%	2.19%	1.98%		3.04%
Portfolio turnover rate	265	%(B)	349%	281%	353%	525	%(D)	319%

(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(B) Not annualized.

(C) Annualized.

(D) Portfolio turnover excludes the purchases and sales of the Funds acquired on April 16, 2012 and September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

24

Financial Highlights (Continued)

Touchstone Active Bond Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months					Period
	Ended					Ended
	March 31,					September
	2016		Year Ended September 30,			30,
	(Unaudited)		2015	2014	2013	2012(A)
Net asset value at beginning of period	$10.20		$10.45	$10.32	$10.89	$10.69
Income (loss) from investment operations:
Net investment income	0.14		0.29	0.34	0.33	0.18
Net realized and unrealized gains (losses) on investments	0.14		(0.24)	0.15	(0.39)	0.19
Total from investment operations	0.28		0.05	0.49	(0.06)	0.37
Distributions from:
Net investment income	(0.18)		(0.30)	(0.36)	(0.39)	(0.17)
Realized capital gains	—		—	—	(0.12)	—
Total distributions	(0.18)		(0.30)	(0.36)	(0.51)	(0.17)
Net asset value at end of period	$10.30		$10.20	$10.45	$10.32	$10.89
Total return	2.83	%(B)	0.49%	4.78%	(0.60%)	(3.46	%)(B)
Ratios and supplemental data:
Net assets at end of period (000’s)	$63,952		$57,394	$59,764	$58,944	$78,575
Ratio to average net assets:
Net expenses	0.65	%(C)	0.65%	0.61%	0.58%	0.58	%(C)
Gross expenses	0.93	%(C)	0.91%	0.95%	0.88%	0.97	%(C)
Net investment income	2.72	%(C)	2.75%	3.24%	3.19%	2.97	%(C)
Portfolio turnover rate	265	%(B)	349%	281%	353%	525	%(D)

Touchstone Active Bond Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months					Period
	Ended					Ended
	March 31,					September
	2016		Year Ended September 30,			30,
	(Unaudited)		2015	2014	2013	2012(A)
Net asset value at beginning of period	$10.19		$10.44	10.32	$10.89	$10.69
Income (loss) from investment operations:
Net investment income	0.17		0.30	0.35	0.34	0.18
Net realized and unrealized gains (losses) on investments	0.13		(0.24)	0.14	(0.39)	0.19
Total from investment operations	0.30		0.06	0.49	(0.05)	0.37
Distributions from:
Net investment income	(0.19)		(0.31)	(0.37)	(0.40)	(0.17)
Realized capital gains	—		—	—	(0.12)	—
Total distributions	(0.19)		(0.31)	(0.37)	(0.52)	(0.17)
Net asset value at end of period	$10.30		$10.19	$10.44	$10.32	$10.89
Total return	2.98	%(B)	0.57%	4.76%	(0.52%)	3.50	%(B)
Ratios and supplemental data:
Net assets at end of period (000’s)	$6,875		$6,788	$7,393	$7,606	$12,311
Ratio to average net assets:
Net expenses	0.57	%(C)	0.57%	0.53%	0.50%	0.50	%(C)
Gross expenses	1.21	%(C)	0.95%	1.09%	0.95%	1.11	%(C)
Net investment income	2.80	%(C)	2.83%	3.32%	3.27%	3.05	%(C)
Portfolio turnover rate	265	%(B)	349%	281%	353%	525	%(D)

(A) Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.

(B) Not annualized.

(C) Annualized.

(D) Portfolio turnover excludes the purchases and sales of the Funds acquired on April 16, 2012 and September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

25

Financial Highlights (Continued)

Touchstone High Yield Fund —Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2016		Year Ended September 30,
	(Unaudited)		2015	2014	2013	2012		2011
Net asset value at beginning of period	$7.95		$8.91	$8.80	$8.90	$8.13		$8.60
Income (loss) from investment operations:
Net investment income	0.22		0.43	0.45	0.51	0.57		0.66
Net realized and unrealized gains (losses) on investments	(0.21)		(0.81)	0.12	(0.10)	0.76		(0.43)
Total from investment operations	0.01		(0.38)	0.57	0.41	1.33		0.23
Distributions from:
Net investment income	(0.22)		(0.44)	(0.46)	(0.51)	(0.56)		(0.70)
Realized capital gains	—		(0.14)	—	—	—		—
Total distributions	(0.22)		(0.58)	(0.46)	(0.51)	(0.56)		(0.70)
Net asset value at end of period	$7.74		$7.95	$8.91	$8.80	$8.90		$8.13
Total return(A)	0.13	%(B)	(4.54%)	6.54%	4.68%	16.80%		2.43%
Ratios and supplemental data:
Net assets at end of period (000’s)	$23,306		$26,797	$39,671	$54,845	$96,667		$111,888
Ratio to average net assets:
Net expenses	1.05	%(C)	1.05%	1.03%	0.99%	0.99%		1.05%
Gross expenses	1.27	%(C)	1.15%	1.14%	1.13%	1.10%		1.18%
Net investment income	5.45	%(C)	4.92%	4.95%	5.60%	6.48%		7.59%
Portfolio turnover rate	23	%(B)	35%	40%	47%	48	%(D)	62%

Touchstone High Yield Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2016		Year Ended September 30,
	(Unaudited)		2015	2014	2013	2012		2011
Net asset value at beginning of period	$7.93		$8.90	$8.79	$8.89	$8.12		$8.59
Income (loss) from investment operations:
Net investment income	0.18		0.36	0.38	0.44	0.49		0.60
Net realized and unrealized gains (losses) on investments	(0.20)		(0.82)	0.12	(0.09)	0.78		(0.44)
Total from investment operations	(0.02)		(0.46)	0.50	0.35	1.27		0.16
Distributions from:
Net investment income	(0.19)		(0.37)	(0.39)	(0.45)	(0.50)		(0.63)
Realized capital gains	—		(0.14)	—	—	—		—
Total distributions	(0.19)		(0.51)	(0.39)	(0.45)	(0.50)		(0.63)
Net asset value at end of period	$7.72		$7.93	$8.90	$8.79	$8.89		$8.12
Total return(A)	(0.25	%)(B)	(5.28%)	5.64%	3.92%	15.93%		1.67%
Ratios and supplemental data:
Net assets at end of period (000’s)	$17,723		$24,755	$32,163	$34,661	$42,626		$23,485
Ratio to average net assets:
Net expenses	1.80	%(C)	1.80%	1.78%	1.74%	1.80%		1.80%
Gross expenses	1.98	%(C)	1.87%	1.86%	1.87%	1.92%		2.11%
Net investment income	4.70	%(C)	4.17%	4.21%	4.86%	5.67%		6.83%
Portfolio turnover rate	23	%(B)	35%	40%	47%	48	%(D)	62%

(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(B) Not annualized.

(C) Annualized.

(D) Portfolio turnover excludes the purchases and sales of the Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

26

Financial Highlights (Continued)

Touchstone High Yield Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2016		Year Ended September 30,
	(Unaudited)		2015	2014	2013	2012		2011
Net asset value at beginning of period	$8.16		$9.14	$9.01	$9.10	$8.30		$8.77
Income (loss) from investment operations
Net investment income	0.25		0.47	0.50	0.56	0.59		0.68
Net realized and unrealized gains (losses) on investments	(0.23)		(0.85)	0.12	(0.11)	0.79		(0.43)
Total from investment operations	0.02		(0.38)	0.62	0.45	1.38		0.25
Distributions from:
Net investment income	(0.23)		(0.46)	(0.49)	(0.54)	(0.58)		(0.72)
Realized capital gains	—		(0.14)	—	—	—		—
Total distributions	(0.23)		(0.60)	(0.49)	(0.54)	(0.58)		(0.72)
Net asset value at end of period	$7.95		$8.16	$9.14	$9.01	$9.10		$8.30
Total return	0.25	%(A)	(4.42%)	6.91%	5.00%	17.10%		2.63%
Ratios and supplemental data:
Net assets at end of period (000’s)	$84,308		$119,505	$166,071	$187,463	$222,866		$35,339
Ratio to average net assets:
Net expenses	0.80	%(B)	0.80%	0.74%	0.69%	0.75%		0.80%
Gross expenses	0.94	%(B)	0.87%	0.78%	0.83%	0.86%		0.97%
Net investment income	5.70	%(B)	5.17%	5.24%	5.90%	6.72%		7.64%
Portfolio turnover rate	23	%(A)	35%	40%	47%	48	%(C)	62%

Touchstone High Yield Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months					Period
	Ended					Ended
	March 31,					September
	2016		Year Ended September 30,			30,
	(Unaudited)		2015	2014	2013	2012(D)
Net asset value at beginning of period	$8.16		$9.13	$9.00	$9.10	$8.88
Income (loss) from investment operations:
Net Investment income	0.22		0.46	0.49	0.54	0.43
Net realized and unrealized gains (losses) on investments	(0.20)		(0.82)	0.13	(0.09)	0.23
Total from investment operations	0.02		(0.36)	0.62	0.45	0.66
Distributions from:
Net Investment income	(0.23)		(0.47)	(0.49)	(0.55)	(0.44)
Realized capital gains	—		(0.14)	—	—	—
Total distributions	(0.23)		(0.61)	(0.49)	(0.55)	(0.44)
Net asset value at end of period	$7.95		$8.16	$9.13	$9.00	$9.10
Total return	0.30	%(A)	(4.23%)	6.99%	5.00%	7.66	%(A)
Ratios and supplemental data:
Net assets at end of period (000’s)	$72,547		$59,037	$56,228	$53,844	$15,735
Ratio to average net assets:
Net expenses	0.72	%(B)	0.72%	0.68%	0.59%	0.65	%(B)
Gross expenses	0.77	%(B)	0.75%	0.75%	0.75%	0.95	%(B)
Net investment income	5.78	%(B)	5.25%	5.31%	6.00%	6.82	%(B)
Portfolio turnover rate	23	%(A)	35%	40%	47%	48	%(C)

(A) Not annualized.

(B) Annualized.

(C) Portfolio turnover excludes the purchases and sales of the Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

(D) Represents the period from commencement of operations (January 27, 2012) through September 30, 2012.

See accompanying Notes to Financial Statements.

27

Notes to Financial Statements

March 31, 2016 (Unaudited)

1. Organization

The Touchstone Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 7, 1980. The Trust consists of the following two funds (individually, a “Fund,” and collectively, the “Funds”):

Touchstone Active Bond Fund (“Active Bond Fund”)

Touchstone High Yield Fund (“High Yield Fund”)

Each Fund is diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer Class A shares, Class C shares, Class Y shares and Institutional Class shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements —U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2016, for the Funds’ investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by portfolio allocation. The Funds did not hold any Level 3 categorized securities during the six months ended March 31, 2016.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended March 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

28

Notes to Financial Statements (Unaudited) (Continued)

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades.To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The High Yield Fund’s investment in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Fund’s valuation policies and procedures approved by the Board, and are generally categorized in Level 2 or Level 3. Debt securities with remaining maturities of 60 days or less maybe valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.

Bank Loans — The High Yield Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate

29

Notes to Financial Statements (Unaudited) (Continued)

and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s bank loans. As of March 31, 2016 the Fund did not hold any unfunded loan commitments.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Futures Contracts — The Active Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act, or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity

30

Notes to Financial Statements (Unaudited) (Continued)

date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of March 31, 2016, the Active Bond Fund did not hold any futures contracts.

Swap Contracts — The Active Bond Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, bilateral swap agreements, over-the-counter (“OTC”) Swaps, have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

Centrally cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearinghouses servicing as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency, are posted and segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded on the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.

31

Notes to Financial Statements (Unaudited) (Continued)

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

As of March 31, 2016, the Active Bond Fund did not hold any swap contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The Active Bond Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, the Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently

32

Notes to Financial Statements (Unaudited) (Continued)

pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

The following table sets forth the effects of the Active Bond Fund’s derivative financial instruments by primary risk exposure on the Statement of Operations for the six months ended March 31, 2016:

The Effect of Derivative Investments on the Statement of Operations
for the Six Months Ended March 31, 2016
			Change in
			Unrealized
		Realized Gain	Appreciation
	Derivatives not accounted for as hedging	(Loss)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Active Bond Fund	Futures - Interest Rate Contracts*	$138,549	$—
	Swap Agreements - Credit Contracts**	103,920	148,981

*	Statement of Operations Location: Net realized gains on futures contracts.

**	Statement of Operations Location: Net realized gains on swap agreements and net change in unrealized appreciation (depreciation) on swap agreements.

For the six months ended March 31, 2016, the average quarterly notional value of derivative financial instruments was as follows:

	Active
	Bond
	Fund
Futures	$—	*
Credit Default Swaps	$3,400,000

*	The Fund held no futures contracts at each quarter end.

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

33

Notes to Financial Statements (Unaudited) (Continued)

As of March 31, 2016, the Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received**	Net Amount
Active Bond Fund	Corporate Bond	491,476	498,960	7,484
High Yield Fund	Corporate Bond	3,298,979	3,424,141	125,162

* The remaining contractual maturity is overnight for all securities

** Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the NAV per share plus a sales load equal to 4.99% of the NAV (or 4.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares of the Funds. The maximum offering price per share of Classes C, Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed, if redeemed within a one-year period from the date of purchase.

Investment income — Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains.The Funds declare and distribute net investment income, if any, monthly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income

34

Notes to Financial Statements (Unaudited) (Continued)

tax regulations. Recognition of the Funds’ net investment income from investments in underlying funds is affected by the timing of dividends declarations by the underlying funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2016:

	Active Bond	High Yield
	Fund	Fund
Purchases of investment securities	$14,172,370	$48,463,593
Proceeds from sales and maturities	$16,827,996	$76,141,859

For the six months ended March 31, 2016, purchases and proceeds from sales and maturities in U.S. Government securities were $232,029,817 and $228,788,060, respectively, for the Active Bond Fund. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the High Yield Fund for the six months ended March 31, 2016.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter” and “Distributor”), or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $15,752 for the six months ended March 31, 2016.

35

Notes to Financial Statements (Unaudited) (Continued)

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Active Bond Fund	0.40% on the first $300 million
0.35% on such assets in excess of $300 million
High Yield Fund	0.60% on the first $50 million
0.50% on the next $250 million
0.45% on such assets in excess of $300 million

The Advisor has entered into investment sub-advisory agreements with Fort Washington Investment Advisors, Inc. (the “Sub-Advisor”), an affiliate of the Advisor, to manage the Funds. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western & Southern. The Advisor, not the Funds, pays sub-advisory fees to the Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

				Institutional
Fund	Class A	Class C	Class Y	Class
Active Bond Fund	0.90%	1.65%	0.65%	0.57%
High Yield Fund	1.05%	1.80%	0.80%	0.72%

These expense limitations will remain in effect for all Funds through at least January 29, 2017, but can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund’s shareholders.

During the six months ended March 31, 2016, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, including distribution fees of the Funds as follows:

			Other
	Investment	Administration	Operating
	Advisory	Fees	Expenses
Fund	Fees Waived	Waived	Reimbursed	Total
Active Bond Fund	$2,176	$69,677	$89,796	$161,649
High Yield Fund	—	21,108	113,464	134,572

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

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Notes to Financial Statements (Unaudited) (Continued)

As of March 31, 2016, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
	September 30,	September 30,	September 30,	September 30,
Fund	2016	2017	2018	2019	Total
Active Bond Fund	$446,744	$351,146	$248,771	$122,184	$1,168,845
High Yield Fund	517,767	159,641	125,918	93,266	896,592

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended March 31, 2016.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING ARANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other

37

Notes to Financial Statements (Unaudited) (Continued)

fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.35% of average daily net assets that are attributable to Class A shares. The Funds currently limit the 12b-1 fees for Class A shares to 0.25% of average daily net assets attributable to such shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of Class A shares of the Funds listed below during the six months ended March 31, 2016:

Fund	Amount
Active Bond Fund	$1,288
High Yield Fund	1,959

In addition, the Underwriter collected CDSC on the redemption of Class A and C shares of the Funds listed below during the six months ended March 31, 2016:

Fund	Class A	Class C
Active Bond Fund	$504	$7
High Yield Fund	—	84

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended September 30, 2015 and 2014 are as follows:

	Active Bond Fund		High Yield Fund
	2015	2014	2015	2014
From ordinary income	$2,930,894	$3,450,589	$13,497,632	$16,712,943
From long-term capital gains	—	—	4,386,314	—
Total distributions	$2,930,894	$3,450,589	$17,883,946	$16,712,943

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Notes to Financial Statements (Unaudited) (Continued)

The following information is computed on a tax basis for each item as of September 30, 2015:

	Active Bond	High Yield
	Fund	Fund
Tax cost of portfolio investments	$96,581,323	$255,303,986
Gross unrealized appreciation	2,392,430	1,464,637
Gross unrealized depreciation	(3,107,681)	(23,219,915)
Net unrealized appreciation (depreciation) on investments	(715,251)	(21,755,278)
Accumulated capital and other losses	(45,543,307)	(618,703)
Undistributed ordinary income	89,055	7,473
Net unrealized appreciation (depreciation) on foreign currency transactions	2	—
Other temporary differences	9,226	—
Accumulated earnings (deficit)	$(46,160,275)	$(22,366,508)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP.

As of September 30, 2015, the Funds had the following capital loss carryforwards for federal income tax purposes:

			No	No
			Expiration	Expiration
	Short Term Expiring In		Short	Long
Fund	2016	2017	Term*	Term*	Total
Active Bond Fund	$37,115,347	$8,427,960	$—	$—	$45,543,307
High Yield Fund	—	—	232,670	386,033	618,703

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act first became effective for the Funds’ fiscal year ended September 30, 2012 and are applicable to all subsequent fiscal years. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2012 through 2015) and have concluded that no provision for income tax is required in their financial statements.

As of March 31, 2016, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$103,323,696	$3,122,426	$(1,966,146)	$1,156,280
High Yield Fund	211,035,922	2,938,678	(15,130,687)	(12,192,009)

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’

39

Notes to Financial Statements (Unaudited) (Continued)

maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

7. Principal Risks

Risks Associated with Concentration — The Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities

Risks Associated with Interest Rate Changes — As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Please see the Funds’ prospectus for complete discussion of these and other risks.

8. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure on the Funds’ financial statements.

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Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; or (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2015 through March 31, 2016.

Actual Expenses

The first line of the table below for each share class of a Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended March 31, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of a Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below for each share class of a Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2016	2015	2016	2016*
Touchstone Active Bond Fund
Class A	Actual	0.90%	$1,000.00	$1,028.00	$4.56
Class A	Hypothetical	0.90%	$1,000.00	$1,020.50	$4.55

Class C	Actual	1.65%	$1,000.00	$1,023.30	$8.35
Class C	Hypothetical	1.65%	$1,000.00	$1,016.75	$8.32

Class Y	Actual	0.65%	$1,000.00	$1,028.30	$3.30
Class Y	Hypothetical	0.65%	$1,000.00	$1,021.75	$3.29

Institutional Class	Actual	0.57%	$1,000.00	$1,029.80	$2.89
Institutional Class	Hypothetical	0.57%	$1,000.00	$1,022.15	$2.88

Touchstone High Yield Fund
Class A	Actual	1.05%	$1,000.00	$1,001.30	$5.25
Class A	Hypothetical	1.05%	$1,000.00	$1,019.75	$5.30

Class C	Actual	1.80%	$1,000.00	$997.50	$8.99
Class C	Hypothetical	1.80%	$1,000.00	$1,016.00	$9.07

Class Y	Actual	0.80%	$1,000.00	$1,002.50	$4.01
Class Y	Hypothetical	0.80%	$1,000.00	$1,021.00	$4.04

Institutional Class	Actual	0.72%	$1,000.00	$1,003.00	$3.61
Institutional Class	Hypothetical	0.72%	$1,000.00	$1,021.40	$3.64

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on November 19, 2015, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Investment Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreements between the Advisor and the Sub-Advisor with respect to each Fund.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisor’s personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also

42

Other Items (Unaudited) (Continued)

reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with other advisors; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of the Sub-Advisor, an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring the Sub-Advisor, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with the Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the Funds. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any significant issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisor are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit each Fund’s net operating expenses. The Board also noted that the Advisor pays the Sub-Advisor’s sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

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Other Items (Unaudited) (Continued)

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended June 30, 2015 and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed expenses of the Funds in order to reduce the Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Active Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-month period ended June 30, 2015 and the Fund’s performance was in the 4th quintile of the Fund’s peer group and the 2nd quintile of the Fund’s peer group for the twelve- and thirty-six-month periods ended June 30, 2015, respectively. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone High Yield Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2015, and the Fund’s performance was in the 3rd quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2015. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedule for each Fund contains breakpoints that would reduce the applicable advisory fee rate on assets above specified levels as the applicable Fund’s assets

44

Other Items (Unaudited) (Continued)

increased. The Board noted that the current advisory fee for the Touchstone High Yield Fund currently reflected such economies of scale. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with other advisors; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss their respective performance and investment processes and strategies. The Board considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted the Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to the Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the Sub-Advisor’s sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor’s management of the Funds to be a substantial factor in its consideration, although the Board noted that the applicable sub-advisory fee schedule for each Fund contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Funds. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fees paid to the Sub-Advisor with respect to the various services

45

Other Items (Unaudited) (Continued)

provided by the Advisor and the Sub-Advisor. The Board reviewed the sub-advisory fee for each Fund relative to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

Touchstone Active Bond Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone High Yield Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended June 30, 2015 as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Advisor. The Board was mindful of the Advisor’s focus on the Sub-Advisor’s performance and the Advisor’s ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fees are reasonable in light of the services received by the Fund from the Sub-Advisor and other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

46

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

47

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-55-TINT-SAR-1603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Touchstone Investment Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date  5/27/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date  5/27/16

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date  5/27/16

* Print the name and title of each signing officer under his or her signature.